Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (8,331)	$ (12,787)	$ (31,222)	$ (39,966)	$ (24,453)	$ (35,201)	$ (23,443)
Other comprehensive income (loss):
Foreign currency translation adjustment					(1,654)	2,116	517
Comprehensive loss					$ (26,107)	$ (33,085)	$ (22,926)